UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

Master Enhanced International Index Series of Quantitative Master Series Trust

Annual Report, December 31, 2006

A Discussion With Your Fund's Portfolio Managers

Master Enhanced International Index Series of Quantitative Master Series Trust outpaced the return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE Index) during the fiscal year, as international equity markets enjoyed another year of superior returns.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2006, Master Enhanced International Index Series had a net total return of +27.09%. For the same period, the benchmark MSCI EAFE Index returned +26.34%. During the period, both stock-selection and stock-substitution strategies contributed positively to the portfolio's relative performance.

With respect to our stock-selection strategies, performance benefited from earnings quality, value, other Japan, turn of the year and external financing signals. Conversely, price momentum and earnings surprise signals detracted from performance, as did risk control positions. Regarding our stock-substitution strategies, positive performance was driven by portfolio trading conducted in response to structural index changes. Merger arbitrage trading strategies also added favorably to results for the annual period.

Non-U.S. markets outperformed their U.S. counterparts for the fifth consecutive year, as reflected in the +26.34% return of the MSCI EAFE Index. U.S. stocks, as measured by the Standard & Poor's 500 (S&P 500) Index, returned +15.79% in 2006, while the MSCI Europe Index and the MSCI Pacific Index gained +33.72% and +12.20%, respectively, in U.S. dollar terms. Strength was especially noticeable in Europe (in both developed and emerging markets), which benefited from robust economic growth, high levels of merger-and-acquisition (M&A) activity and the significant appreciation of the euro versus the dollar. Leadership also came from many Asian markets, with the notable exception of Japan, which was hurt by struggling economic growth. Among the standouts were India's Bombay Sensex Index, which rose 47%, Hong Kong's Hang Seng Index, which advanced 34%, and most remarkably, the MSCI China A Index, which posted a +128% return.

There were two major themes in global equity markets at the end of 2006. First, the bull market persisted, although volatility permeated throughout the annual period. Second, the more cyclical markets, on average, continued to outperform, with particularly strong results from emerging markets. Japan remained an underperformer versus other global markets, notwithstanding a significant bounce toward the end of the year.

The year began with solid performance across most non-U.S. market indexes, thanks to solid operational results and a generally robust corporate sector that benefited from a record pace of global M&A activity. Evidence of an economic slowdown began to mount, however, with investor sentiment taking a negative turnin the second quarter. Profit-taking, global concerns over moderating economic growth, rising energy prices, overall higher interest rates and a resurgence of inflationary fears weighed on equity markets worldwide. By May, these concerns culminated in a significant broad-based market correction, where the average U.S. stock fell by about 12% and non-U.S. equities suffered even greater losses.

Positive momentum did return to the market in the second half of 2006, though global economic growth moderated. Still, the prevailing growth rate in the global economy remains fairly robust, hovering right around the long-term trend rate. This reflects both the boom conditions that characterized the start of the year and the fact that the slowdown has been moderate rather than abrupt. The U.S. was the weakest of the major regions in terms of economic growth in the second half, with third quarter 2006 gross domestic product (GDP) rising at an annual rate of 2.2%, down from the 2.6% growth rate seen in the second quarter. Economic conditions in Asia were mixed, while continental Europe and the United Kingdom exhibited only limited signs of a slowdown -- even after a period long enough for the impact of a weaker U.S. economy to filter through.

Strong growth in corporate earnings and significant upward revisions to earnings expectations has buttressed the equity market since 2003. Although the rate of upgrading has slowed from the exceptionally strong rates in previous years, recent news from the major corporate sectors has generally been upbeat. Earnings came in ahead of expectations in the last earnings rounds in Europe, Japan and the United States, supporting the second-half rally in equities. Historic global profit growth is still around 20%.

Notably, in the latter half of the year, crude oil prices collapsed after reaching an all-time high near $78 per barrel in July. As a result, headline inflation rates in many countries dropped back sharply. Central banks were also less active. In the U.S., the Federal Reserve Board (the Fed) has been on hold since mid-year. Additionally, there have been fewer tightening measures in Asia, with the recent exception of India, which saw a rise in reserve requirements. The European Central Bank, on the other hand, continued its rate-normalization process, and rates in the United Kingdom are likely to rise modestly.

Turning to regional performance, all 16 European MSCI country indexes delivered exceptional double-digit gains for the period, in U.S. dollar terms. Key drivers of performance included record levels of M&A activity, improving European consumer sentiment, which amplified healthy measures of business confidence, as well as a significant improvement in corporate profitability that resulted from the ongoing consolidation and streamlining efforts of European businesses. The strongest-performing markets were Spain (+49.36%), Portugal (+47.37%) and Ireland (+46.81%).

Markets in the Australasia/Far East region continued to perform well, although at a slower growth rate than at the beginning of 2006. For the year, Singapore gained +46.71%, Australia rose +30.86% and Hong Kong advanced +30.35%, in U.S.-dollar terms. New Zealand grew more slowly in comparison, but still posted a solid return of +16.56%.

The Japanese equity market failed to keep pace with the world's biggest developed markets in 2006, despite improving economic fundamentals and robust corporate earnings. After a strong 2005, Japan's Nikkei 225 returned only 6% in 2006, primarily due to concerns that weak consumption spending could halt the nation's economic recovery. GDP in Japan has grown at an annualized rate of 1% since the spring, with the only areas of strength being exports and business investment (which is itself highly correlated with exports). Also, noticeably absent from the Japanese market is M&A activity, which has driven substantial outperformance in many other developed markets, most particularly in Europe.

All global sectors in the MSCI EAFE Index posted positive double-digit returns during the annual period, in U.S. dollar terms. The best-performing sector by far was utilities (+49.04%), driven by the preponderance of takeover activity in this area. Other leaders included materials (+32.00%), telecommunication services (+29.54%) and consumer staples (+29.42%).

In terms of currency performance, despite weakening dramatically toward year-end, the U.S. dollar outperformed most major currencies in 2006, registering gains of 10.60% and 12.30% against the euro and the pound, respectively, but declining 1.00% versus the yen.

What changes were made to the portfolio during the period?

Throughout the annual period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the portfolio's objective of tracking the risks and return of the benchmark.

We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the index. The goal of our stock-selection process is to use quantitative techniques to determine whether a stock might outperform or underperform the market. We analyze each security using quantitative screens that provide signals that ultimately inform our investment decisions. These signals may include earnings quality, valuations, earnings surprises, external financing, short interest and price momentum factors, among others.

We also apply stock-substitution strategies opportunistically as a value-added trading strategy. Our goal is to take advantage of temporary price strength in a security that might result from a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a company's convertible securities -- bonds that can be exchanged for shares of stock, in certain situations -- as a cheaper alternative to buying its equity shares.

In December 2006, we implemented the turn of the year signal. We also removed the earnings surprise signal and increased the turn of the year signal exposure heading into year-end.

How would you characterize the portfolio's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction of international markets.

Leon Roisenberg
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 19, 2007

Portfolio Information as of December 31, 2006

--------------------------------------------------------------------------------
                                                                  Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
United Kingdom                                                       22.2%
Japan                                                                20.9
France                                                                9.1
Switzerland                                                           7.1
Germany                                                               6.6
Australia                                                             4.6
Spain                                                                 3.9
Italy                                                                 3.6
Netherlands                                                           3.3
Sweden                                                                2.7
Finland                                                               1.5
Belgium                                                               1.4
Hong Kong                                                             1.2
Ireland                                                               1.1
Denmark                                                               1.0
Norway                                                                1.0
United States                                                         0.9
Singapore                                                             0.7
Portugal                                                              0.6
Austria                                                               0.6
Greece                                                                0.5
New Zealand                                                           0.2
Luxembourg                                                            0.1
Other*                                                                5.2
--------------------------------------------------------------------------------
*  Includes portfolio holdings in short-term investments.

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%  Building Products - 0.0%                      841   Wienerberger AG                                    $      49,957
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                     2,218   Erste Bank der Oesterreichischen Sparkassen AG           170,109
                                                              402   Raiffeisen International Bank Holding AG                  61,296
                                                                                                                       -------------
                                                                                                                             231,405
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.2%               5,929   RHI AG (c)                                               302,887
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                  45   Mayr-Melnhof Karton AG                                     8,435
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                        488   Boehler-Uddeholm AG                                       34,206
                                                            1,568   Voestalpine AG                                            88,527
                                                                                                                       -------------
                                                                                                                             122,733
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.1%          1,924   OMV AG                                                   109,185
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                       31   IMMOFINANZ Immobilien Anlagen AG (c)                         442
                Development - 0.0%                            210   Meinl European Land Ltd. (c)                               5,392
                                                                                                                       -------------
                                                                                                                               5,834
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Austria                           830,436
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.4%  Chemicals - 0.0%                              244   Umicore                                                   41,550
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                     1,370   KBC Bancassurance Holding                                168,006
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                            41   D'ieteren SA                                              14,597
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                      19,663   Fortis                                                   838,899
                Services - 0.5%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication               1,949   Belgacom SA                                               85,853
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                   130   Bekaert SA                                                16,251
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.2%             2,723   Delhaize Group                                           226,992
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                       226   Omega Pharma SA                                           17,050
                Supplies - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment &                            32   AGFA-Gevaert NV                                              818
                Products - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                                 138   Compagnie Maritime Belge SA (CMB)                          5,940
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.5%                     10,298   UCB SA                                                   706,199
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                     70   Mobistar SA                                                5,974
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Belgium                         2,128,129
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%  Beverages - 0.5%                            6,650   Carlsberg A/S                                            660,432
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                     3,492   Danske Bank A/S                                          155,164
                                                                1   Sydbank A/S                                                   48
                                                                                                                       -------------
                                                                                                                             155,212
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                   829   Vestas Wind Systems A/S (c)                               35,038
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                       300   Coloplast A/S Class B                                     27,139
                Supplies - 0.0%                               232   GN Store Nord (c)                                          3,429
                                                                                                                       -------------
                                                                                                                              30,568
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                              198   Topdanmark A/S (c)                                        32,738
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                                   4   AP Moller - Maersk A/S                                    37,672
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.0%            150   D/S Torm A/S                                       $       9,825
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.4%                         79   H Lundbeck A/S                                             2,178
                                                            7,158   Novo-Nordisk A/S B                                       596,204
                                                                                                                       -------------
                                                                                                                             598,382
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Denmark                         1,559,867
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%  Auto Components - 0.0%                          1   Nokian Renkaat Oyj                                            20
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.9%            65,337   Nokia Oyj                                              1,335,116
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%           1,415   YIT Oyj                                                   39,132
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                   5,223   Fortum Oyj                                               148,647
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%                 4   Kesko Oyj Class B                                            211
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                            940   TietoEnator Oyj                                           30,326
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                            1,300   Sampo Oyj                                                 34,802
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                              400   Cargotec Corp. Class B                                    22,230
                                                               18   Metso Oyj                                                    909
                                                              701   Wartsila Oyj                                              37,764
                                                                                                                       -------------
                                                                                                                              60,903
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.4%                     13,235   Outokumpu Oyj                                            518,184
                                                              900   Rautaruukki Oyj                                           35,819
                                                                                                                       -------------
                                                                                                                             554,003
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.0%          1,452   Neste Oil Oyj                                             44,142
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.1%              2,509   UPM-Kymmene Oyj                                           63,325
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.0%                        944   Orion Oyj (c)                                             20,499
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Finland                         2,331,126
------------------------------------------------------------------------------------------------------------------------------------
France - 9.0%   Aerospace & Defense - 0.0%                      1   European Aeronautic Defense and Space Co.                     34
                                                              971   Thales SA                                                 48,425
                                                                                                                       -------------
                                                                                                                              48,459
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.2%                             8,817   Air France-KLM                                           371,162
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.0%                        840   Valeo SA                                                  34,962
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.4%                            164   Peugeot SA                                                10,868
                                                            4,982   Renault SA                                               598,458
                                                                                                                       -------------
                                                                                                                             609,326
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                       58   Cie de Saint-Gobain                                        4,873
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.2%                            1,313   Air Liquide                                              311,806
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.3%                     8,268   BNP Paribas                                              902,053
                                                            6,211   Credit Agricole SA                                       261,214
                                                            2,000   Natixis                                                   56,181
                                                            4,523   Societe Generale                                         767,814
                                                                                                                       -------------
                                                                                                                           1,987,262
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.2%            19,693   Alcatel SA                                               283,353
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.3%           3,542   Vinci SA                                                 452,598
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                 966   Lafarge SA                                               143,711
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              18,462   France Telecom SA                                        510,566
                Services - 0.3%
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.2%                   859   Alstom (c)                                         $     116,453
                                                            1,760   Schneider Electric SA                                    195,388
                                                                                                                       -------------
                                                                                                                             311,841
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.0%            117   Technip SA                                                 8,031
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 1.2%            19,353   Carrefour SA                                           1,173,621
                                                            7,204   Casino Guichard Perrachon SA                             669,476
                                                                                                                       -------------
                                                                                                                           1,843,097
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.3%                        9,685   Gaz de France                                            445,545
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                       1,000   Accor SA                                                  77,487
                Leisure - 0.1%                              1,149   Sodexho Alliance SA                                       72,090
                                                                                                                       -------------
                                                                                                                             149,577
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.4%                          3,300   Altran Technologies SA (c)                                30,101
                                                                3   Atos Origin (c)                                              178
                                                            8,813   Cap Gemini SA                                            553,176
                                                                                                                       -------------
                                                                                                                             583,455
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.7%                           18,070   AXA                                                      731,578
                                                            2,198   CNP Assurances                                           245,463
                                                           12,084   SCOR                                                      35,731
                                                                                                                       -------------
                                                                                                                           1,012,772
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.3%                                    1   Publicis Groupe                                               42
                                                                1   Societe Television Francaise 1                                37
                                                           12,016   Vivendi SA                                               469,664
                                                                                                                       -------------
                                                                                                                             469,743
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.3%                      9,292   Suez SA                                                  481,190
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.1%                       796   Pinault-Printemps-Redoute                                118,946
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 1.1%         22,827   Total SA                                               1,646,750
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.0%                        168   Sanofi-Aventis                                            15,513
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                   1   Klepierre                                                    189
                (REITs) - 0.6%                              3,885   Unibail                                                  949,262
                                                                                                                       -------------
                                                                                                                             949,451
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor             32,900   STMicroelectronics NV                                    611,053
                Equipment - 0.4%
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.0%                                 1   Business Objects SA (c)                                       39
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                  1,737   Hermes International                                     217,254
                Goods - 0.3%                                2,674   LVMH Moet Hennessy Louis Vuitton SA                      282,208
                                                                                                                       -------------
                                                                                                                             499,462
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                    886   Bouygues                                                  56,876
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                         13,961,419
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.2%  Airlines - 0.1%                             2,746   Deutsche Lufthansa AG                                     75,578
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.1%                        708   Continental AG                                            82,338
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.4%                          8,306   DaimlerChrysler AG                                       513,129
                                                            1,324   Volkswagen AG                                            150,113
                                                                                                                       -------------
                                                                                                                             663,242
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.4%                      4,949   Deutsche Bank AG Registered Shares                 $     662,044
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.2%                            5,987   Bayer AG                                                 321,340
                                                              316   Linde AG                                                  32,645
                                                                                                                       -------------
                                                                                                                             353,985
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                     5,340   Commerzbank AG                                           203,365
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%               1   Hochtief AG                                                   73
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                           3   Deutsche Boerse AG                                           552
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              26,135   Deutsche Telekom AG                                      477,471
                Services - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.1%                  12,584   E.ON AG                                                1,708,155
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%               391   Metro AG                                                  24,935
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                          718   Suedzucker AG                                             17,373
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &                       266   Fresenius Medical Care AG                                 35,454
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                           1   TUI AG                                                        20
                Leisure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Household Products - 0.1%                     700   Henkel KGaA                                               90,740
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.7%            10,172   Siemens AG                                             1,008,942
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 1.3%                            8,136   Allianz AG Registered Shares                           1,662,105
                                                            1,783   Muenchener Rueckversicherungs AG Registered Shares       306,962
                                                                                                                       -------------
                                                                                                                           1,969,067
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                                2   Heidelberger Druckmaschn                                      95
                                                            2,448   MAN AG                                                   221,226
                                                                                                                       -------------
                                                                                                                             221,321
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                  786   Premiere AG (c)                                           13,177
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.2%                      1,175   Salzgitter AG                                            153,632
                                                            4,359   ThyssenKrupp AG                                          205,363
                                                                                                                       -------------
                                                                                                                             358,995
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.4%                      4,871   RWE AG                                                   536,900
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                       759   KarstadtQuelle AG (c)                                     22,002
                --------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.0%                       16   Beiersdorf AG                                              1,037
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.0%                         14   Merck KGaA                                                 1,451
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor             41,805   Infineon Technologies AG (c)                             589,370
                Equipment - 0.4%
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.3%                             8,084   SAP AG                                                   429,624
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.0%                       339   Douglas Holding AG                                        17,528
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                      1   Adidas-Salomon AG                                             50
                Goods - 0.0%                                  135   Puma AG Rudolf Dassler Sport                              52,690
                                                                                                                       -------------
                                                                                                                              52,740
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany                         9,617,479
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%   Beverages - 0.0%                            1,178   Coca-Cola Hellenic Bottling Co. SA                        46,028
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                     1,298   Alpha Bank AE                                             39,237
                                                            6,891   National Bank of Greece SA                               317,465
                                                                                                                       -------------
                                                                                                                             356,702
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%             114   Hellenic Technodomiki Tev SA                       $       1,273
                                                              728   Technical Olympic SA                                       2,441
                                                                                                                       -------------
                                                                                                                               3,714
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                         530   Hellenic Exchanges SA                                      9,753
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 498   Hellenic Telecommunications Organization SA               14,962
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                      10,181   OPAP SA                                                  393,505
                Leisure - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.0%             61   Hellenic Petroleum SA                                        841
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Greece                            825,505
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.1%  Airlines - 0.1%                            12,393   Ryanair Holdings Plc (c)                                 170,628
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                            4,559   C&C Group Plc                                             80,943
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.1%                    8,280   Kingspan Group Plc                                       219,692
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                     6,269   Allied Irish Banks Plc                                   186,196
                                                            7,296   Bank of Ireland                                          168,543
                                                                                                                       -------------
                                                                                                                             354,739
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.5%              18,656   CRH Plc                                                  776,728
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                        1,829   Greencore Group Plc                                       11,299
                                                            1,153   Iaws Group Plc                                            29,527
                                                            1,416   Kerry Group Plc                                           35,384
                                                                                                                       -------------
                                                                                                                              76,210
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Ireland                         1,678,940
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%    Automobiles - 0.1%                          9,498   Fiat SpA                                                 181,397
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                      5,263   Mediobanca SpA                                           124,219
                                                                1   Mediolanum SpA                                                 8
                                                                                                                       -------------
                                                                                                                             124,227
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.2%                    58,214   Banca Intesa SpA                                         449,544
                                                               32   Banca Intesa SpA (RNC)                                       234
                                                           25,216   Banca Monte dei Paschi di Siena SpA                      163,302
                                                           52,230   Banca Popolare di Milano Scrl                            905,743
                                                            2,235   Banco Popolare di Verona e Novara Scrl                    64,081
                                                           18,902   Capitalia SpA                                            178,902
                                                            7,756   Sanpaolo IMI SpA                                         180,194
                                                                                                                       -------------
                                                                                                                           1,942,000
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                   1   Telecom Italia SpA                                             3
                Services - 0.0%                                 1   Telecom Italia SpA (RNC)                                       3
                                                                                                                       -------------
                                                                                                                                   6
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.8%                 124,500   Enel SpA                                               1,284,361
                                                                1   Terna SpA                                                      3
                                                                                                                       -------------
                                                                                                                           1,284,364
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.0%                          168   Snam Rete Gas SpA                                            953
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                       1,158   Autogrill SpA                                             21,291
                Leisure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%                 1   Pirelli & C. SpA                                               1
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Insurance - 0.7%                                1   Alleanza Assicurazioni SpA                         $          13
                                                           10,459   Assicurazioni Generali SpA                               459,337
                                                          215,765   Unipol SpA (Preference Shares)                           698,662
                                                                                                                       -------------
                                                                                                                           1,158,012
                --------------------------------------------------------------------------------------------------------------------
                Internet Software &                             1   Tiscali SpA (c)                                                3
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                   68   Gruppo Editoriale L'Espresso SpA                             371
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.6%         25,488   ENI SpA                                                  857,282
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                  4,600   Bulgari SpA                                               65,276
                Goods - 0.1%                                1,424   Luxottica Group SpA                                       43,760
                                                                                                                       -------------
                                                                                                                             109,036
                --------------------------------------------------------------------------------------------------------------------
                Transportation                                359   Autostrade SpA                                            10,326
                Infrastructure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                           5,689,269
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg -    Personal Products - 0.0%                      450   Oriflame Cosmetics SA                                     18,537
0.0%            --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Luxembourg                         18,537
------------------------------------------------------------------------------------------------------------------------------------
Netherlands -   Air Freight & Logistics - 0.1%              2,839   TNT NV                                                   122,097
3.2%            --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.4%                    16,833   ABN AMRO Holding NV                                      541,065
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services &                       1,287   Buhrmann NV                                               19,130
                Supplies - 0.0%                               312   Vedior NV                                                  6,470
                                                                                                                       -------------
                                                                                                                              25,600
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                         280   Euronext NV                                               33,080
                Services - 0.6%                            20,212   ING Groep NV CVA                                         896,206
                                                                                                                       -------------
                                                                                                                             929,286
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                   1   Koninklijke KPN NV                                            14
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.4%            598   Fugro NV                                                  28,576
                                                           18,341   SBM Offshore NV                                          630,695
                                                                                                                       -------------
                                                                                                                             659,271
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%             6,100   Koninklijke Ahold NV (c)                                  64,901
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.3%                       15,121   Unilever NV                                              413,180
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.7%                  29,942   Koninklijke Philips Electronics NV                     1,129,223
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                           23,049   Aegon NV                                                 439,347
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                              990   Stork NV                                                  51,986
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                2,689   Reed Elsevier NV                                          45,861
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.2%                      6,233   Mittal Steel Co. NV                                      263,112
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor             15,287   ASML Holding NV (c)                                      380,182
                Equipment - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                             1   Hagemeyer NV (c)                                               5
                Distributors - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Netherlands                 5,065,130
------------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%   Airlines - 0.0%                             2,550   SAS AB (c)                                                42,328
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.0%                               25   Yara International ASA                                       568
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.0%                       587   DnB NOR ASA                                                8,332
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                  67   Telenor ASA                                                1,260
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.4%         12,272   Acergy SA (c)                                      $     236,182
                                                            2,306   Aker Kvaerner ASA                                        287,732
                                                            2,175   Ocean RIG ASA (c)                                         16,011
                                                                1   TGS Nopec Geophysical Co. ASA (c)                             21
                                                                                                                       -------------
                                                                                                                             539,946
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                                 401   Stolt-Nielsen SA                                          12,284
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.2%            550   Frontline Ltd.                                            17,730
                                                            4,531   Norsk Hydro ASA                                          140,613
                                                            4,300   Statoil ASA                                              113,962
                                                                                                                       -------------
                                                                                                                             272,305
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.4%             36,200   Norske Skogindustrier ASA                                624,118
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Norway                          1,501,141
------------------------------------------------------------------------------------------------------------------------------------
Portugal -      Commercial Banks - 0.0%                     1,069   Banco Comercial Portugues SA Registered Shares             3,951
0.6%            --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%               2,575   Cimpor Cimentos de Portugal SA                            21,380
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              36,540   Portugal Telecom SGPS SA Registered Shares               474,627
                Services - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                  22,719   Energias de Portugal SA                                  115,162
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.2%           184,588   Sonae SGPS SA                                            367,933
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Portugal                          983,053
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%    Airlines - 0.0%                             4,866   Iberia Lineas Aereas de Espana                            17,728
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.8%                    69,375   Banco Bilbao Vizcaya Argentaria SA                     1,670,385
                                                            3,800   Banco Popular Espanol SA                                  68,872
                                                           59,793   Banco Santander Central Hispano SA                     1,116,062
                                                                                                                       -------------
                                                                                                                           2,855,319
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%               3   ACS Actividades de Construccion y Servicios, SA              169
                                                               52   Grupo Ferrovial SA                                         5,076
                                                                8   Sacyr Vallehermoso SA                                        475
                                                                                                                       -------------
                                                                                                                               5,720
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              57,569   Telefonica SA                                          1,225,018
                Services - 0.8%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.5%                   5,868   Endesa SA                                                277,540
                                                            8,316   Iberdrola SA                                             363,575
                                                            1,420   Union Fenosa SA                                           70,292
                                                                                                                       -------------
                                                                                                                             711,407
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.1%                 4,900   Gamesa Corp. Tecnologica SA                              134,862
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                        4,300   Grupo Fosforera (c)                                       29,346
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                           2   NH Hoteles SA                                                 40
                Leisure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.1%                   3,500   Fadesa Inmobiliara SA                                    162,399
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                            6,431   Corp. Mapfre SA                                           29,033
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                    3   Sogecable SA (c)                                             107
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                          1   Acerinox SA                                                   30
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.4%         18,185   Repsol YPF SA                                            628,931
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                      800   Parquesol Inmobiliaria y Proyectos SA (c)                 25,028
                Development - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                                800   Altadis SA                                                41,872
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Water Utilities - 0.1%                         20   Aguas De Barcelona (c)                             $         733
                                                            3,999   Sociedad General de Aguas de Barcelona SA Class A        146,488
                                                                                                                       -------------
                                                                                                                             147,221
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain                           6,014,061
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.7%   Airlines - 0.0%                                17   SAS AB (c)                                                   289
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                       14   Assa Abloy AB B                                              305
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.0%                        800   D Carnegie AB                                             17,236
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                    17,905   Nordea Bank AB                                           275,926
                                                            2,115   Skandinaviska Enskilda Banken AB Class A                  67,195
                                                                                                                       -------------
                                                                                                                             343,121
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services &                          48   Securitas AB                                                 745
                Supplies - 0.0%                                48   Securitas Systems AB (c)                                     194
                                                                                                                       -------------
                                                                                                                                 939
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.4%           160,112   Telefonaktiebolaget LM Ericsson                          646,674
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.2%          11,884   Skanska AB Class B                                       234,349
                --------------------------------------------------------------------------------------------------------------------
                Diversified Consumer                           48   Securitas Direct AB (c)                                      152
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                         800   OMHEX AB                                                  14,724
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication               3,742   Tele2 AB                                                  54,660
                Services - 0.1%                            10,505   TeliaSonera AB                                            86,315
                                                                                                                       -------------
                                                                                                                             140,975
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%                19   Axfood AB                                                    785
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                        69   Getinge AB Class B                                         1,547
                Supplies - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.1%                  15,343   Husqvarna AB (c)                                         239,806
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 1.4%                              815   Atlas Copco AB                                            27,381
                                                            2,560   Atlas Copco AB Class B                                    83,016
                                                           48,796   SKF AB Class B                                           901,656
                                                            4,577   Sandvik AB                                                66,523
                                                            1,000   Trelleborg AB Class B                                     23,956
                                                            1,118   Volvo AB Class A                                          79,368
                                                           14,306   Volvo AB Class B                                         985,295
                                                                                                                       -------------
                                                                                                                           2,167,195
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                   20   Modern Times Group AB                                      1,315
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                      3,243   Boliden AB                                                83,373
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.2%              5,300   Svenska Cellulosa AB                                     276,769
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                    1,018   Fabege AB                                                 27,287
                Development - 0.0%

                --------------------------------------------------------------------------------------------------------------------
                Software - 0.0%                             2,217   Telelogic AB (c)                                           4,955
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.0%                                 51   Swedish Match AB                                             954
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Sweden                          4,202,750
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -   Biotechnology - 0.2%                          347   Serono SA                                                311,545
6.9%            --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.1%                       47   Geberit AG Registered Shares                              72,438
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Capital Markets - 1.7%                     17,309   Credit Suisse Group                                $   1,210,991
                                                           10,540   UBS AG                                                   635,878
                                                           11,753   UBS AG Registered Shares                                 714,247
                                                                                                                       -------------
                                                                                                                           2,561,116
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.0%                                2   Ciba Specialty Chemicals AG Registered Shares                133
                                                                1   Clariant AG                                                   15
                                                              336   Syngenta AG                                               62,512
                                                                                                                       -------------
                                                                                                                              62,660
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services &                       2,472   Adecco SA Registered Shares                              168,891
                Supplies - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                   4   Holcim Ltd.                                                  367
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.1%                11,177   ABB Ltd.                                                 200,425
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                        358   Kudelski SA                                               13,486
                Instruments - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 1.6%                        7,039   Nestle SA Registered Shares                            2,501,343
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                       109   Synthes, Inc.                                             12,998
                Supplies - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.5%                            4,045   Swiss Reinsurance Registered Shares                      343,916
                                                            1,741   Zurich Financial Services AG                             468,648
                                                                                                                       -------------
                                                                                                                             812,564
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                               15   Schindler Holding AG                                         944
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                                 560   Kuehne & Nagel International AG                           40,742
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 2.4%                     26,360   Novartis AG Registered Shares                          1,519,729
                                                           12,070   Roche Holding AG                                       2,164,378
                                                                                                                       -------------
                                                                                                                           3,684,107
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                  7   Micronas Semiconductor Holding AG Registered Shares          154
                Equipment - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                  4,459   Compagnie Financiere Richemont AG                        259,819
                Goods - 0.2%                                  358   The Swatch Group Ltd. Bearer Shares                       79,107
                                                              584   The Swatch Group Ltd. Registered Shares                   26,121
                                                                                                                       -------------
                                                                                                                             365,047
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland                    10,808,827
------------------------------------------------------------------------------------------------------------------------------------
United          Aerospace & Defense - 1.0%                 37,105   BAE Systems Plc                                          309,311
Kingdom -                                                  99,442   Cobham Plc                                               377,242
22.2%                                                      94,293   Rolls-Royce Group Plc                                    826,654
                                                                                                                       -------------
                                                                                                                           1,513,207
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                             5,842   British Airways Plc (c)                                   60,338
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.0%                      7,198   GKN Plc                                                   39,180
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                           18,278   Scottish & Newcastle Plc                                 200,234
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                        215   3i Group Plc                                               4,250
                                                                1   ICAP Plc                                                       9
                                                           11,708   Man Group Plc                                            119,835
                                                            1,487   Schroders Plc                                             32,493
                                                                                                                       -------------
                                                                                                                             156,587
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.4%                           68,677   Imperial Chemical Industries Plc                         607,797
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 3.4%                    67,589   Barclays Plc                                       $     966,068
                                                           41,126   HBOS Plc                                                 911,531
                                                           76,980   HSBC Holdings Plc                                      1,403,254
                                                           58,022   Lloyds TSB Group Plc                                     649,258
                                                           33,915   Royal Bank of Scotland Group Plc                       1,323,451
                                                                                                                       -------------
                                                                                                                           5,253,562
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services &                       2,720   Aggreko Plc                                               23,193
                Supplies - 0.8%                            19,171   Biffa Plc                                                115,237
                                                            1,782   Davis Service Group Plc                                   17,585
                                                            8,329   Experian Group Ltd. (c)                                   97,767
                                                            1,544   Group 4 Securicor Plc                                      5,683
                                                                1   Hays Plc                                                       3
                                                            3,802   Michael Page International Plc                            33,667
                                                          269,884   Rentokil Initial Plc                                     875,869
                                                                                                                       -------------
                                                                                                                           1,169,004
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%           5,176   Balfour Beatty Plc                                        44,896
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.0%                     2,902   Provident Financial Plc                                   39,860
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                         4,938   Inchcape Plc                                              48,923
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                       2,559   London Stock Exchange Group Plc                           65,637
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              90,087   BT Group Plc                                             531,812
                Services - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%                  26,477   Scottish Power Plc                                       387,774
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                        490   Electrocomponents Plc                                      2,813
                Instruments - 0.0%                          3,829   Premier Farnell Plc                                       14,807
                                                                                                                       -------------
                                                                                                                              17,620
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 1.0%            58,424   Boots Group Plc                                          958,042
                                                                1   J Sainsbury Plc                                                8
                                                           81,889   Tesco Plc                                                648,564
                                                                                                                       -------------
                                                                                                                           1,606,614
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                       13,757   Cadbury Schweppes Plc                                    147,205
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                     1,999   SSL International Plc                                     14,472
                Supplies - 0.1%                                 1   Smith & Nephew Plc                                            10
                                                                                                                       -------------
                                                                                                                              14,482
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                      24,451   Compass Group Plc                                        138,836
                Leisure - 1.1%                              3,348   Enterprise Inns Plc                                       88,694
                                                           10,365   Intercontinental Hotels Group Plc                        256,116
                                                           37,677   Ladbrokes Plc                                            308,547
                                                            4,872   Mitchells & Butlers Plc                                   67,777
                                                           26,836   Whitbread Plc                                            880,119
                                                                                                                       -------------
                                                                                                                           1,740,089
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.4%                   2,630   Barratt Developments  Plc                                 63,596
                                                            9,997   Berkeley Group Holdings Plc                              334,910
                                                            3,224   Persimmon Plc                                             96,329

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            6,929   Taylor Woodrow Plc                                 $      57,829
                                                            4,496   Wimpey George Plc                                         49,165
                                                                                                                       -------------
                                                                                                                             601,829
                --------------------------------------------------------------------------------------------------------------------
                Household Products - 0.2%                   6,550   Reckitt Benckiser Plc                                    299,330
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                         16,796   LogicaCMG Plc                                             61,168
                --------------------------------------------------------------------------------------------------------------------
                Independent Power Producers &              17,063   International Power Plc                                  127,539
                Energy Traders - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%             1,973   Cookson Group Plc                                         24,260
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 1.1%                           29,165   Aviva Plc                                                469,399
                                                           15,390   Friends Provident Plc                                     65,389
                                                           74,891   Legal & General Group Plc                                230,950
                                                           29,603   Old Mutual Plc                                           100,999
                                                           27,861   Prudential Plc                                           381,587
                                                            7,852   Resolution Plc                                            98,625
                                                           32,151   Royal & Sun Alliance Insurance Group                      96,000
                                                           45,890   Standard Life Plc (c)                                    265,737
                                                                                                                       -------------
                                                                                                                           1,708,686
                --------------------------------------------------------------------------------------------------------------------
                Internet & Catalog Retail - 0.1%            8,760   Home Retail Group                                         70,323
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                            1,802   Charter Plc (c)                                           31,931
                                                            6,354   FKI Plc                                                   12,845
                                                           13,376   IMI Plc                                                  132,783
                                                                                                                       -------------
                                                                                                                             177,559
                --------------------------------------------------------------------------------------------------------------------
                Media - 1.0%                               10,731   Aegis Group Plc                                           29,416
                                                            7,219   British Sky Broadcasting Plc                              73,783
                                                           11,302   Daily Mail & General Trust                               158,666
                                                           45,772   ITV Plc                                                   95,446
                                                            9,223   Pearson Plc                                              139,321
                                                           88,368   Reed Elsevier Plc                                        969,794
                                                            3,353   Reuters Group Plc                                         29,231
                                                            3,517   Trinity Mirror Plc                                        32,331
                                                                                                                       -------------
                                                                                                                           1,527,988
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.5%                     24,220   Anglo American Plc                                     1,181,290
                                                           23,940   Corus Group Plc                                          248,667
                                                           14,853   Rio Tinto Plc Registered Shares                          790,446
                                                            2,942   Xstrata Plc                                              146,890
                                                                                                                       -------------
                                                                                                                           2,367,293
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.3%                     24,314   National Grid Plc                                        350,859
                                                            3,643   United Utilities Plc                                      55,637
                                                                                                                       -------------
                                                                                                                             406,496
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.4%                    42,306   Marks & Spencer Group Plc                                593,922
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 3.6%         39,181   BG Group Plc                                       $     531,640
                                                          226,435   BP Plc                                                 2,516,043
                                                            1,472   Royal Dutch Shell Plc                                     51,446
                                                           73,985   Royal Dutch Shell Plc Class B                          2,593,017
                                                                                                                       -------------
                                                                                                                           5,692,146
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 1.5%                     31,163   AstraZeneca Plc                                        1,674,295
                                                           27,921   GlaxoSmithKline Plc                                      734,749
                                                                                                                       -------------
                                                                                                                           2,409,044
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                   30,722   British Land Co. Plc                                   1,031,024
                Development - 1.1%                          3,071   Brixton Plc                                               34,635
                                                            3,270   Hammerson Plc                                            100,969
                                                            8,180   Land Securities Group Plc                                372,058
                                                            2,273   Liberty International Plc                                 62,129
                                                            5,403   Slough Estates Plc                                        83,098
                                                                                                                       -------------
                                                                                                                           1,683,913
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.1%                          1,785   Arriva Plc                                                26,702
                                                            3,621   Firstgroup Plc                                            40,767
                                                            8,549   Stagecoach Group Plc                                      25,610
                                                                                                                       -------------
                                                                                                                              93,079
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor             15,612   ARM Holdings Plc                                          38,439
                Equipment - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.4%                         1   DSG International Plc                                          4
                                                          199,450   Galiform Plc                                             534,035
                                                            4,233   HMV Group Plc                                             11,873
                                                            6,578   Kingfisher Plc                                            30,718
                                                                                                                       -------------
                                                                                                                             576,630
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.3%                             15,463   British American Tobacco Plc                             432,648
                                                            1,900   Gallaher Group Plc                                        42,652
                                                                                                                       -------------
                                                                                                                             475,300
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                         7,138   Wolseley Plc                                             172,325
                Distributors - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Transportation                              4,932   BBA Aviation Plc                                          26,411
                Infrastructure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Water Utilities - 0.1%                      2,684   Severn Trent Plc                                          77,252
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                647,905   Vodafone Group Plc                                     1,795,049
                Services - 1.2%
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom             34,650,802
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Europe - 65.3%                101,866,471
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/As
------------------------------------------------------------------------------------------------------------------------------------
Australia -     Airlines - 0.1%                            34,846   Qantas Airways Ltd.                                      143,579
4.5%            --------------------------------------------------------------------------------------------------------------------
                Biotechnology - 0.1%                        1,965   CSL Ltd.                                                 101,393
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                      2,556   Macquarie Bank Ltd.                                $     159,247
                                                            3,094   Tower Australia Group Ltd. (c)                             7,449
                                                                                                                       -------------
                                                                                                                             166,696
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.5%                    15,018   Australia & New Zealand Banking Group Ltd.               334,413
                                                           10,938   Commonwealth Bank of Australia Ltd.                      427,204
                                                           42,263   National Australia Bank Ltd.                           1,347,733
                                                           14,194   Westpac Banking Corp.                                    271,585
                                                                                                                       -------------
                                                                                                                           2,380,935
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.5%             113,736   Boral Ltd.                                               685,000
                                                            2,598   Rinker Group Ltd.                                         37,016
                                                                                                                       -------------
                                                                                                                             722,016
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%               9,221   Amcor Ltd.                                                52,770
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                         4,447   Pacific Brands Ltd.                                        9,162
                --------------------------------------------------------------------------------------------------------------------
                Diversified Consumer                       68,229   ABC Learning Centres Ltd.                                452,393
                Services - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                       3,963   Challenger Financial Services Group Ltd.                  12,888
                Services - 0.0%                               442   Suncorp-Metway Ltd.                                        7,100
                                                                                                                       -------------
                                                                                                                              19,988
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                   1   Telstra Corp. Ltd.                                             3
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.1%             2,750   Coles Myer Ltd.                                           30,390
                                                            7,064   Woolworths Ltd.                                          133,265
                                                                                                                       -------------
                                                                                                                             163,655
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                        6,369   Futuris Corp. Ltd.                                         9,904
                                                           10,279   Goodman Fielder Ltd.                                      18,012
                                                                                                                       -------------
                                                                                                                              27,916
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                     1,630   Ansell Ltd.                                               14,475
                Supplies - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &                       372   Sonic Healthcare Ltd.                                      4,369
                Services - 0.0%                                 1   Symbion Health Ltd.                                            3
                                                                                                                       -------------
                                                                                                                               4,372
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                         294   Aristocrat Leisure Ltd.                                    3,690
                Leisure - 0.0%                             11,326   Tattersall's Ltd.                                         34,956
                                                                                                                       -------------
                                                                                                                              38,646
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%             9,727   CSR Ltd.                                                  28,792
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.2%                           20,085   AMP Ltd.                                                 160,126
                                                                1   AXA Asia Pacific Holdings Ltd.                                 6
                                                            7,844   QBE Insurance Group Ltd.                                 178,629
                                                                                                                       -------------
                                                                                                                             338,761
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.2%                                    1   John Fairfax Holdings Ltd.                                     4
                                                           56,514   Macquarie Communications Infrastructure Group            281,038
                                                                                                                       -------------
                                                                                                                             281,042
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.0%                     58,951   BHP Billiton Ltd.                                  $   1,177,280
                                                            6,147   Newcrest Mining Ltd.                                     127,853
                                                            3,061   Rio Tinto Ltd.                                           179,523
                                                            4,763   Zinifex Ltd.                                              70,644
                                                                                                                       -------------
                                                                                                                           1,555,300
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.0%                      5,344   Alinta Ltd.                                               49,860
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                         1   Harvey Norman Holdings Ltd.                                    3
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.1%          1,460   Caltex Australia Ltd.                                     26,506
                                                            8,360   Origin Energy Ltd.                                        54,573
                                                                1   Paladin Resources Ltd. (c)                                     7
                                                                                                                       -------------
                                                                                                                              81,086
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%              4,328   PaperlinX Ltd.                                            13,426
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                   1   Commonwealth Property Office Fund                              1
                (REITs) - 0.2%                             20,733   Macquarie Office Trust                                    25,203
                                                              152   Macquire Goodman Group                                       912
                                                            6,110   Multiplex Group                                           19,243
                                                              384   Stockland                                                  2,510
                                                            9,366   Westfield Group                                          155,180
                                                                                                                       -------------
                                                                                                                             203,049
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                      460   Lend Lease Corp., Ltd.                                     6,696
                Development - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Transportation                              6,337   Macquarie Airports                                        18,008
                Infrastructure - 0.1%                      46,819   Macquarie Infrastructure Group                           127,869
                                                            7,596   Sydney Roads Group                                         7,915
                                                            1,866   Transurban Group                                          11,224
                                                                                                                       -------------
                                                                                                                             165,016
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Australia                       7,021,030
------------------------------------------------------------------------------------------------------------------------------------
Hong            Commercial Banks - 0.2%                    81,900   BOC Hong Kong Holdings Ltd.                              222,168
Kong - 1.2%                                                 6,800   Hang Seng Bank Ltd.                                       92,930
                                                                                                                       -------------
                                                                                                                             315,098
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%                59   Foxconn International Holdings Ltd. (c)                      193
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                      12,000   Hong Kong Exchanges and Clearing Ltd.                    131,905
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%                   2,500   HongKong Electric Holdings                                12,246
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                      5,500   Kingboard Chemical Holdings Ltd.                          21,602
                Instruments - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                      14,000   Shangri-La Asia Ltd.                                      36,088
                Leisure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                     564   Techtronic Industries Co.                                    731
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.0%                               2,159   Orient Overseas International Ltd.                        13,740
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                3,000   Television Broadcasts Ltd.                                18,320
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts                 500   The Link REIT                                              1,029
                (REITs) - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                   31,000   Cheung Kong Holdings Ltd.                                381,607
                Development - 0.6%                         17,000   Hang Lung Properties Ltd.                                 42,619
                                                           82,600   Henderson Investment Ltd.                                152,493
                                                            7,000   Hysan Development Co. Ltd.                                18,314

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            5,000   Kerry Properties Ltd.                              $      23,366
                                                           10,000   Sino Land Co.                                             23,347
                                                            6,000   Sun Hung Kai Properties Ltd.                              68,923
                                                            9,500   Swire Pacific Ltd. Class A                               102,044
                                                           11,000   Wharf Holdings Ltd.                                       40,658
                                                                                                                       -------------
                                                                                                                             853,371
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.1%                    10,000   Esprit Holdings Ltd.                                     111,657
                --------------------------------------------------------------------------------------------------------------------
                Transportation                                321   Hopewell Holdings                                          1,127
                Infrastructure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                129,000   Hutchison Telecommunications International Ltd. (c)      325,058
                Services - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                       1,842,165
------------------------------------------------------------------------------------------------------------------------------------
Japan - 20.6%   Airlines - 0.1%                            65,000   Japan Airlines Corp.                                     115,793
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.4%                      5,400   Aisin Seiki Co., Ltd.                                    181,051
                                                            2,000   Bridgestone Corp.                                         44,620
                                                            5,500   Denso Corp.                                              218,142
                                                            2,000   NGK Spark Plug Co., Ltd.                                  37,645
                                                            1,600   NOK Corp.                                                 31,461
                                                              100   Sumitomo Rubber Industries, Ltd.                           1,292
                                                              800   Tokai Rika Co. Ltd.                                       20,369
                                                              500   Toyoda Gosei Co., Ltd.                                    11,575
                                                                                                                       -------------
                                                                                                                             546,155
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 2.2%                         24,200   Honda Motor Co., Ltd.                                    955,758
                                                           17,300   Nissan Motor Co., Ltd.                                   208,318
                                                           32,700   Toyota Motor Corp.                                     2,187,236
                                                            1,900   Yamaha Motor Co., Ltd.                                    59,712
                                                                                                                       -------------
                                                                                                                           3,411,024
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.8%                           59,900   Asahi Breweries Ltd.                                     958,863
                                                            6,400   Coca-Cola West Holdings Co. Ltd.                         148,162
                                                            7,000   Kirin Brewery Co., Ltd.                                  110,054
                                                            3,000   Sapporo Holdings Ltd.                                     17,092
                                                                                                                       -------------
                                                                                                                           1,234,171
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                    2,000   Asahi Glass Co., Ltd.                                     24,033
                                                            2,000   Central Glass Co., Ltd.                                   11,462
                                                              100   JS Group Corp.                                             2,105
                                                            2,000   Sanwa Shutter Corp.                                       11,831
                                                                                                                       -------------
                                                                                                                              49,431
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 1.0%                     14,000   Daiwa Securities Group, Inc.                             157,052
                                                            1,100   Matsui Securities Co., Ltd.                                8,347
                                                            3,000   Mitsubishi UFJ Securities Co.                             33,326
                                                           10,500   Nikko Cordial Corp.                                      120,436
                                                           64,300   Nomura Holdings, Inc.                                  1,213,004
                                                                1   SBI E*trade Securities Co. Ltd.                              950
                                                                1   SBI Holdings, Inc.                                           337

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            5,000   Shinko Securities Co., Ltd.                        $      19,411
                                                                                                                       -------------
                                                                                                                           1,552,863
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 1.3%                           11,000   Asahi Kasei Corp.                                         72,005
                                                            7,000   Dainippon Ink and Chemicals, Inc.                         27,293
                                                            5,000   Denki Kagaku Kogyo Kabushiki Kaisha                       20,797
                                                            3,500   Kuraray Co., Ltd.                                         41,292
                                                           12,500   Mitsubishi Chemical Holdings Corp.                        78,778
                                                            2,000   Mitsubishi Gas Chemical Co., Inc.                         20,923
                                                            5,000   Mitsubishi Rayon Co., Ltd.                                33,612
                                                           43,000   Mitsui Chemicals, Inc.                                   330,978
                                                            2,000   Nippon Sanso Corp.                                        18,016
                                                            1,000   Nippon Shokubai Co., Ltd.                                 10,630
                                                            2,000   Nissan Chemical Industries Ltd.                           24,873
                                                            5,400   Shin-Etsu Chemical Co., Ltd.                             361,649
                                                            5,000   Sumitomo Chemical Co., Ltd.                               38,780
                                                            9,000   Teijin Ltd.                                               55,435
                                                            6,000   Toray Industries, Inc.                                    44,973
                                                           52,000   Tosoh Corp.                                              229,839
                                                          191,000   Ube Industries Ltd.                                      548,901
                                                                                                                       -------------
                                                                                                                           1,958,774
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 3.3%                     9,000   The 77 Bank Ltd.                                          57,098
                                                            3,000   The Bank of Kyoto Ltd.                                    27,982
                                                            2,000   The Bank of Yokohama Ltd.                                 15,663
                                                            4,000   The Chiba Bank Ltd.                                       33,814
                                                            4,000   The Gunma Bank Ltd.                                       24,033
                                                           10,000   Hokuhoku Financial Group, Inc.                            36,637
                                                            7,000   The Joyo Bank Ltd.                                        38,645
                                                              158   Mitsubishi UFJ Financial Group, Inc.                   1,951,683
                                                           24,000   Mitsui Trust Holdings, Inc.                              275,484
                                                               96   Mizuho Financial Group, Inc.                             685,685
                                                              145   Resona Holdings, Inc.                                    395,992
                                                                3   Sapporo Hokuyo Holdings, Inc.                             28,990
                                                          124,000   Shinsei Bank Ltd.                                        729,381
                                                            7,000   The Shizuoka Bank Ltd.                                    69,468
                                                               61   Sumitomo Mitsui Financial Group, Inc.                    625,352
                                                            6,000   The Sumitomo Trust & Banking Co., Ltd.                    62,922
                                                            2,000   Suruga Bank Ltd.                                          24,772
                                                                                                                       -------------
                                                                                                                           5,083,601
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services &                         100   Arrk Corp.                                                 1,507
                Supplies - 0.1%                             7,000   Dai Nippon Printing Co., Ltd.                            108,113
                                                              300   Meitec Corp.                                               9,100
                                                              500   Secom Co., Ltd.                                           25,923

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            6,000   Toppan Printing Co., Ltd.                          $      66,249
                                                                                                                       -------------
                                                                                                                             210,892
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%             1,000   Uniden Corp.                                               6,832
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.4%             21,000   Fujitsu Ltd.                                             164,817
                                                              100   Mitsumi Electric Co., Ltd.                                 2,202
                                                           33,000   NEC Corp.                                                157,783
                                                            1,300   Seiko Epson Corp.                                         31,625
                                                           32,500   Toshiba Corp.                                            211,651
                                                                                                                       -------------
                                                                                                                             568,078
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%           1,000   COMSYS Holdings Corp.                                     11,075
                                                            1,000   Kinden Corp.                                               8,092
                                                            3,000   Nishimatsu Construction Co., Ltd.                          9,907
                                                            7,000   Obayashi Corp.                                            45,410
                                                            2,000   Okumura Corp.                                              9,899
                                                           11,000   Taisei Corp.                                              33,553
                                                            1,000   Toda Corp.                                                 4,244
                                                                                                                       -------------
                                                                                                                             122,180
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%               5,000   Sumitomo Osaka Cement Co., Ltd.                           16,344
                                                           10,000   Taiheiyo Cement Corp.                                     39,158
                                                                                                                       -------------
                                                                                                                              55,502
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.5%                        10   Acom Co., Ltd.                                               336
                                                            1,100   Aeon Credit Service Co., Ltd.                             20,844
                                                               50   Aiful Corp.                                                1,408
                                                              600   Hitachi Capital Corp.                                     11,445
                                                            1,030   ORIX Corp.                                               298,168
                                                            1,050   Promise Co., Ltd.                                         32,646
                                                               10   Shohkoh Fund & Co., Ltd.                                   1,554
                                                            9,750   Takefuji Corp.                                           385,887
                                                                                                                       -------------
                                                                                                                             752,288
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.0%                 100   Toyo Seikan Kaisha Ltd.                                    1,656
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                  37   Nippon Telegraph & Telephone Corp.                       182,194
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.5%                  10,200   Chubu Electric Power Co., Inc.                           305,130
                                                            2,500   The Kansai Electric Power Co., Inc.                       67,434
                                                              200   Kyushu Electric Power Co., Inc.                            5,277
                                                            8,700   Tohoku Electric Power Co., Inc.                          217,491
                                                            7,200   The Tokyo Electric Power Co., Inc.                       232,931
                                                                                                                       -------------
                                                                                                                             828,263
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.2%                 4,000   Fujikura Ltd.                                             35,192
                                                            7,000   Furukawa Electric Co., Ltd.                               43,998
                                                            4,000   Matsushita Electric Works Ltd.                            46,351
                                                           11,000   Mitsubishi Electric Corp.                                100,382

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            1,800   Sumitomo Electric Industries Ltd.                  $      28,133
                                                                                                                       -------------
                                                                                                                             254,056
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                      2,000   Alps Electric Co., Ltd.                                   21,697
                Instruments - 0.8%                          3,630   Citizen Watch Co., Ltd.                                   27,788
                                                            2,000   Dainippon Screen Manufacturing Co., Ltd.                  17,966
                                                              300   Hirose Electric Co., Ltd.                                 34,057
                                                          119,000   Hitachi Ltd.                                             741,969
                                                            2,100   Hoya Corp.                                                81,879
                                                            1,800   Kyocera Corp.                                            169,707
                                                              400   Mabuchi Motor Co., Ltd.                                   23,797
                                                              800   Murata Manufacturing Co., Ltd.                            54,115
                                                              100   Nidec Corp.                                                7,731
                                                            6,000   Oki Electric Industry Co., Ltd.                           13,361
                                                              400   TDK Corp.                                                 31,797
                                                            2,000   Yaskawa Electric Corp.                                    23,142
                                                            2,300   Yokogawa Electric Corp.                                   36,470
                                                                                                                       -------------
                                                                                                                           1,285,476
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.5%             3,300   Aeon Co., Ltd.                                            71,405
                                                            9,100   Circle K Sunkus Co., Ltd.                                161,729
                                                              800   FamilyMart Co., Ltd.                                      21,781
                                                            7,300   Lawson, Inc.                                             261,317
                                                            6,036   Seven & I Holdings Co. Ltd.                              187,666
                                                            2,000   UNY Co., Ltd.                                             26,049
                                                                                                                       -------------
                                                                                                                             729,947
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.4%                          700   House Foods Corp.                                         11,541
                                                            1,100   Katokichi Co., Ltd.                                        8,911
                                                            3,000   Meiji Dairies Corp.                                       23,621
                                                            4,000   Meiji Seika Kaisha Ltd.                                   19,125
                                                           40,000   Nichirei Corp.                                           224,192
                                                            2,000   Nippon Meat Packers, Inc.                                 21,848
                                                            2,000   Nisshin Seifun Group, Inc.                                20,638
                                                              900   QP Corp.                                                   7,782
                                                           15,000   Toyo Suisan Kaisha, Ltd.                                 240,368
                                                              900   Yakult Honsha Co., Ltd.                                   25,864
                                                            1,000   Yamazaki Baking Co., Ltd.                                  9,697
                                                                                                                       -------------
                                                                                                                             613,587
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                    10,000   Olympus Corp.                                            314,273
                Supplies - 0.2%                               600   Terumo Corp.                                              23,596
                                                                                                                       -------------
                                                                                                                             337,869
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &                       200   Alfresa Holdings Corp.                                    12,084
                Services - 0.0%                             2,000   Mediceo Paltac Holdings Co. Ltd.                          37,898
                                                              600   Suzuken Co., Ltd.                                         22,587
                                                                                                                       -------------
                                                                                                                              72,569
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Household Durables - 1.2%                  10,200   Casio Computer Co., Ltd.                           $     231,419
                                                            1,100   Daito Trust Construction Co., Ltd.                        50,468
                                                           61,000   HASEKO Corp. (c)                                         218,361
                                                            1,000   Makita Corp.                                              30,671
                                                           22,000   Matsushita Electric Industrial Co., Ltd.                 439,057
                                                           11,000   Sekisui House Ltd.                                       160,187
                                                           14,000   Sharp Corp.                                              241,166
                                                           11,200   Sony Corp.                                               479,980
                                                                                                                       -------------
                                                                                                                           1,851,309
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.3%                          4,600   CSK Holdings Corp.                                       196,362
                                                                6   NET One Systems Co., Ltd.                                  7,916
                                                               19   NTT Data Corp.                                            95,156
                                                              300   Nomura Research Institute Ltd.                            43,511
                                                            6,300   TIS, Inc.                                                149,023
                                                                                                                       -------------
                                                                                                                             491,968
                --------------------------------------------------------------------------------------------------------------------
                Independent Power Producers &               1,800   Electric Power Development Co.                            79,257
                Energy Traders - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%            13,000   Hankyu Hanshin Holdings, Inc.                             74,283
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                            5,233   Millea Holdings, Inc.                                    184,686
                                                           13,000   Mitsui Sumitomo Insurance Co., Ltd.                      142,229
                                                            9,000   Sompo Japan Insurance, Inc.                              110,037
                                                                                                                       -------------
                                                                                                                             436,952
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment &                         3,100   Fuji Photo Film Co., Ltd.                                127,381
                Products - 0.5%                               731   Namco Bandai Holdings, Inc.                               10,719
                                                              500   Sankyo Co., Ltd. (Gunma)                                  27,688
                                                           21,300   Sega Sammy Holdings, Inc.                                574,539
                                                              800   Shimano, Inc.                                             23,192
                                                            3,200   Yamaha Corp.                                              67,762
                                                                                                                       -------------
                                                                                                                             831,281
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                            4,000   Amada Co., Ltd.                                           42,385
                                                              500   GLORY Ltd.                                                 8,802
                                                            3,000   Hino Motors Ltd.                                          15,428
                                                            2,000   Kawasaki Heavy Industries Ltd.                             7,512
                                                            1,000   Komori Corp.                                              18,697
                                                            2,000   Kubota Corp.                                              18,520
                                                            1,000   Mitsubishi Heavy Industries Ltd.                           4,546
                                                            1,000   Sumitomo Heavy Industries Ltd.                            10,504
                                                              200   THK Co., Ltd.                                              5,159
                                                                                                                       -------------
                                                                                                                             131,553
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.3%                              43,000   Mitsui OSK Lines Ltd.                                    424,191
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                   36   Fuji Television Network, Inc.                             82,282
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.8%                      9,400   JFE Holdings, Inc.                                 $     484,198
                                                           32,000   Kobe Steel Ltd.                                          109,710
                                                           10,000   Mitsubishi Materials Corp.                                37,561
                                                            6,000   Mitsui Mining & Smelting Co., Ltd.                        30,049
                                                            5,000   Nippon Light Metal Co., Ltd.                              12,815
                                                           69,000   Nippon Steel Corp.                                       396,588
                                                            8,000   Nisshin Steel Co., Ltd.                                   29,713
                                                           45,300   Sumitomo Metal Industries Ltd.                           196,799
                                                              900   Tokyo Steel Manufacturing Co., Ltd.                       14,112
                                                                                                                       -------------
                                                                                                                           1,311,545
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                       100   Isetan Co., Ltd.                                           1,807
                                                            3,700   Marui Co., Ltd.                                           43,154
                                                                                                                       -------------
                                                                                                                              44,961
                --------------------------------------------------------------------------------------------------------------------
                Office Electronics - 0.6%                  11,800   Canon, Inc.                                              664,342
                                                           13,000   Ricoh Co., Ltd.                                          265,451
                                                                                                                       -------------
                                                                                                                             929,793
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 0.0%              1   Inpex Holdings, Inc.                                       8,218
                                                            2,500   Nippon Mining Holdings, Inc.                              17,982
                                                            3,000   TonenGeneral Sekiyu KK                                    29,721
                                                                                                                       -------------
                                                                                                                              55,921
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.2%                 87   Nippon Paper Group, Inc.                                 328,247
                                                            9,000   OJI Paper Co., Ltd.                                       47,796
                                                                                                                       -------------
                                                                                                                             376,043
                --------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.0%                      300   Aderans Co., Ltd.                                          7,449
                                                              300   Kose Corp.                                                 9,075
                                                                                                                       -------------
                                                                                                                              16,524
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 1.1%                        900   Eisai Co., Ltd.                                           49,460
                                                            1,000   Kaken Pharmaceutical Co., Ltd.                             7,806
                                                            4,000   Kyowa Hakko Kogyo Co., Ltd.                               34,251
                                                              700   Santen Pharmaceutical Co., Ltd.                           19,705
                                                            2,000   Taisho Pharmaceutical Co., Ltd.                           36,385
                                                           22,300   Takeda Pharmaceutical Co., Ltd.                        1,530,952
                                                            2,000   Tanabe Seiyaku Co., Ltd.                                  26,133
                                                                                                                       -------------
                                                                                                                           1,704,692
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                    1,600   Leopalace21 Corp.                                         51,090
                Development - 0.1%                          5,000   Mitsui Fudosan Co., Ltd.                                 122,054
                                                                                                                       -------------
                                                                                                                             173,144
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.5%                              8   Central Japan Railway Co.                                 82,686
                                                               23   East Japan Railway Co.                                   153,649
                                                            6,000   Keio Electric Railway Co., Ltd.                           38,822
                                                            3,000   Keisei Electric Railway Co., Ltd.                         17,067
                                                            1,000   Kintetsu Corp.                                             2,916

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           10,000   Nippon Express Co., Ltd.                           $      54,704
                                                            3,000   Seino Holdings Corp.                                      28,184
                                                            9,000   Tobu Railway Co., Ltd.                                    43,486
                                                           40,000   Tokyu Corp.                                              256,124
                                                               24   West Japan Railway Co.                                   102,651
                                                                                                                       -------------
                                                                                                                             780,289
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                600   Advantest Corp.                                           34,385
                Equipment - 0.1%                              200   Rohm Co., Ltd.                                            19,915
                                                              700   Shinko Electric Industries                                18,293
                                                              500   Sumco Corp.                                               42,267
                                                            1,000   Tokyo Electron Ltd.                                       78,820
                                                                                                                       -------------
                                                                                                                             193,680
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.0%                               800   Konami Corp.                                              24,201
                                                              100   Oracle Corp. Japan                                         4,630
                                                                                                                       -------------
                                                                                                                              28,831
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.0%                       500   Aoyama Trading Co., Ltd.                                  14,999
                                                              200   Autobacs Seven Co., Ltd.                                   7,311
                                                            1,000   Shimachu Co., Ltd.                                        28,990
                                                               10   USS Co., Ltd.                                                651
                                                                                                                       -------------
                                                                                                                              51,951
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                  3,000   Gunze Ltd.                                                15,075
                Goods - 0.0%                                1,000   Tokyo Style Co., Ltd.                                     10,815
                                                            6,000   Toyobo Co., Ltd.                                          18,100
                                                                                                                       -------------
                                                                                                                              43,990
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                                 31   Japan Tobacco, Inc.                                      149,784
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                        17,000   Itochu Corp.                                             139,566
                Distributors - 0.7%                        16,000   Marubeni Corp.                                            81,207
                                                           22,100   Mitsubishi Corp.                                         415,983
                                                           13,000   Mitsui & Co., Ltd.                                       194,446
                                                           60,500   Sojitz Corp. (c)                                         184,034
                                                            5,000   Sumitomo Corp.                                            74,829
                                                                                                                       -------------
                                                                                                                           1,090,065
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                     15   KDDI Corp.                                               101,718
                Services - 0.6%                               514   NTT DoCoMo, Inc.                                         812,000
                                                                                                                       -------------
                                                                                                                             913,718
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan                          32,241,208
------------------------------------------------------------------------------------------------------------------------------------
New             Diversified Telecommunication              72,868   Telecom Corp. of New Zealand Ltd.                        249,508
Zealand - 0.2%  Services - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%                   3,259   Contact Energy Ltd.                                       19,104
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                       4,356   Sky City Ltd.                                             15,775
                Leisure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                   2,277   Fisher & Paykel Appliances Holdings Ltd.                   6,160
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                            2,490   Tower Ltd. (c)                                             3,877
                --------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                           Shares
Country         Industry                                     Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                Transportation                                 44   Auckland International Airport Ltd.                $          68
                Infrastructure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in New Zealand                       294,492
------------------------------------------------------------------------------------------------------------------------------------
Singapore -     Commercial Banks - 0.2%                    14,000   DBS Group Holdings Ltd.                                  206,292
0.7%                                                        8,134   Oversea-Chinese Banking Corp.                             40,836
                                                            5,000   United Overseas Bank Ltd.                                 63,244
                                                                                                                       -------------
                                                                                                                             310,372
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.0%                 50   Creative Technology Ltd.                                     333
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                            99   Jardine Cycle & Carriage Ltd.                                955
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication               2,716   Singapore Telecommunications Ltd.                          5,808
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%             7,000   Olam International Ltd.                                    9,721
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.5%                90   Fraser and Neave Ltd.                                        264
                                                            5,000   Haw Par Corp. Ltd.                                        23,146
                                                           65,956   Keppel Corp. Ltd.                                        756,855
                                                                                                                       -------------
                                                                                                                             780,265
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                    4,884   Allgreen Properties Ltd.                                   4,172
                Development - 0.0%                          1,000   City Developments Ltd.                                     8,280
                                                                                                                       -------------
                                                                                                                              12,452
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                          4,969   SMRT Corp. Ltd.                                            3,855
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                  1   Chartered Semiconductor Manufacturing Ltd. (c)                 1
                Equipment - 0.0%                            2,000   STATS ChipPAC Ltd. (c)                                     1,526
                                                                                                                       -------------
                                                                                                                               1,527
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore                       1,125,288
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Pacific
                                                                    Basin/Asia - 27.2%                                    42,524,183
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks (Cost - $112,564,396) - 92.5%    144,390,654
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
United                                                     19,640   iShares MSCI EAFE Index Fund                           1,438,826
States - 0.9%   --------------------------------------------------------------------------------------------------------------------
                                                                    Total Exchange-Traded Funds
                                                                    (Cost - $1,272,792) - 0.9%                             1,438,826
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.5%  Automobiles - 0.5%                            227   Porsche AG                                               288,881
                                                            5,870   Volkswagen AG, 4.35%                                     438,187
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks in Europe - 0.5%                  727,068
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia -     Commercial Banks - 0.1%                     4,300   National Australia Bank Ltd., 7.875% (a)                 221,450
0.1%            --------------------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks in the Pacific
                                                                    Basin/Asia - 0.1%                                        221,450
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks (Cost - $711,580) - 0.6%          948,518
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)


                                                           Shares
Country         Industry                                     Held   Rights                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Singapore -     Real Estate Management &                    2,442   Allgreen Properties Ltd. (f)                       $       1,130
0.0%            Development - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Rights (Cost - $541) - 0.0%                          1,130
------------------------------------------------------------------------------------------------------------------------------------

                                                             Face
                                                           Amount   Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.1%  Oil, Gas & Consumable Fuels - 0.1%  EUR    45,990   OMV AG, 1.50% due 12/01/2008 (a)                          85,021
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Austria                  85,021
------------------------------------------------------------------------------------------------------------------------------------
France - 0.1%   Communications Equipment - 0.1%           113,260   Alcatel SA, 4.75% due 1/01/2011 (a)                      160,717
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in France                  160,717
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg -    Diversified Financial               USD    50,000   Glencore Finance (Europe) SA, 4.125%
0.1%            Services - 0.1%                                      due 10/06/2010 (a)                                      206,625
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Luxembourg              206,625
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -   Electrical Equipment - 0.1%         CHF   125,000   ABB International Finance Ltd., 3.50%
0.1%                                                                due 9/10/2010 (a)                                        235,330
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Switzerland             235,330
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Europe - 0.4%           687,693
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%    Air Freight & Logistics - 0.0%      JPY 3,000,000   Yamato Transport Yamtra Series 7, 1.20%
                                                                     due 9/30/2009 (a)                                        38,575
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.0%                 2,000,000   The Bank of Fukuoka Ltd. Series 2, 1.10%
                                                                     due 9/28/2007 (a)                                        32,287
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                    5,000,000   Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                     due 3/31/2009 (a)                                        78,252
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                     5,000,000   Mitsubishi Corp., 1% due 6/17/2011 (a)(d)                 77,117
                Distributors - 0.1%                     5,000,000   Mitsui & Co. Ltd. Series 6, 1.05% due 9/30/2009 (a)       84,435
                                                                                                                       -------------
                                                                                                                             161,552
                --------------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in the
                                                                    Pacific Basin/Asia - 0.2%
                                                                                                                             310,666
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities
                                                                    (Cost - $731,507) - 0.6%                                 998,359
------------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                    USD 8,045,692   BlackRock Liquidity Series, LLC
                                                                    Cash Sweep Series, 5.26% (b)(e)
                                                                                                                           8,045,692
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $8,045,692) - 5.2%
                                                                                                                           8,045,692
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments  (Cost - $123,326,508*)  - 99.8%   155,823,179
                                                                    Other Assets Less Liabilities - 0.2%                     307,538
                                                                                                                       -------------
                                                                    Net Assets - 100.0%                                $ 156,130,717
                                                                                                                       =============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 129,215,825
                                                                  =============
      Gross unrealized appreciation                               $  27,186,042
      Gross unrealized depreciation                                    (578,688)
                                                                  -------------
      Net unrealized appreciation                                 $  26,607,354
                                                                  =============

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

(a)   Convertible security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------
      Affiliates                                                        Net Activity                Interest Income
      -------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                   $7,221,323                  $   169,374
      -------------------------------------------------------------------------------------------------------------

(c)   Non-income producing security.
(d) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(e)   Represents the current yield as of December 31, 2006.
(f)   The rights may be exercised until January 9, 2007.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

o Forward foreign exchange contracts as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                                   Unrealized Appreciation
      Purchased                  Settlement Date             (Depreciation)
      --------------------------------------------------------------------------
      AUD       625,000           February 2007                  $ 9,477
      CHF       885,500           February 2007                    6,926
      EUR     2,845,000           February 2007                   53,280
      GBP     1,297,000           February 2007                   40,589
      JPY   384,182,000           February 2007                  (68,146)
      NOK       275,000           February 2007                    1,302
      SEK     1,572,000           February 2007                    4,385
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $10,998,815)                            $ 47,813
                                                                ========

o Forward foreign exchange contracts as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                                   Unrealized Appreciation
      Sold                       Settlement Date             (Depreciation)
      --------------------------------------------------------------------------
      AUD       167,000           February 2007                $  (298)
      CHF       197,000           February 2007                   (945)
      EUR       930,000           February 2007                 (5,514)
      GBP       442,000           February 2007                 (1,815)
      JPY   130,776,000           February 2007                 13,293
      NOK       275,000           February 2007                   (318)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $3,543,483)                            $ 4,403
                                                               =======

Master Enhanced International Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

o     Financial futures purchased as of December 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
      Number of Contracts           Issue                 Exchange          Expiration Date         Face Value        Appreciation
      ---------------------------------------------------------------------------------------------------------------------------
              1              Cac40 10 Euro Future         Euronext            March 2007            $    73,174         $     498
              45               DJ Euro Stoxx 50            Eurex              March 2007            $ 2,428,510            40,832
              10             FTSE 100 Index Future     London Finance         March 2007            $ 1,209,781             7,300
              5             Hang Seng Index Future       Hong Kong           January 2007           $   618,474            24,918
              5             OMX Stock Index Future       Stockholm           January 2007           $    82,766             1,481
              10             SPI 200 Index Future          Sydney             March 2007            $ 1,082,032            32,131
              19              TOPIX Index Future           Tokyo              March 2007            $ 2,553,154           133,078
      ---------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                                     $ 240,238
                                                                                                                        =========

o     Currency Denominations:

      AUD    Australian Dollar
      CHF    Swiss Franc
      EUR    Euro
      GBP    British Pound
      JPY    Japanese Yen
      NOK    Norwegian Krone
      SEK    Swedish Krona
      USD    U.S. Dollar

See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF ASSETS AND LIABILITIES

                  As of December 31, 2006
===================================================================================================================================
Assets:           Investments in unaffiliated securities, at value (identified
                   cost - $115,280,816) ....................................................                        $   147,777,487
                  Investments in affiliated securities, at value (identified
                   cost - $8,045,692) ......................................................                              8,045,692
                  Cash .....................................................................                                 29,963
                  Foreign cash (cost - $566,803) ...........................................                                604,516
                  Unrealized appreciation on forward foreign exchange contracts ............                                129,252
                  Receivables:
                        Securities sold ....................................................    $       314,672
                        Dividends ..........................................................            297,629
                        Contributions ......................................................            227,847
                        Investment adviser .................................................             14,961
                        Interest ...........................................................              9,042             864,151
                                                                                                ---------------
                  Prepaid expenses .........................................................                                  1,255
                                                                                                                    ---------------
                  Total assets .............................................................                            157,452,316
                                                                                                                    ---------------
===================================================================================================================================
Liabilities:      Unrealized depreciation on forward foreign exchange contracts ............                                 77,036
                  Payables:
                        Withdrawals ........................................................            779,467
                        Securities purchased ...............................................            377,439
                        Variation margin ...................................................             11,957
                        Other affiliates ...................................................              1,191           1,170,054
                                                                                                ---------------
                  Accrued expenses .........................................................                                 74,509
                                                                                                                    ---------------
                  Total liabilities ........................................................                              1,321,599
                                                                                                                    ---------------
===================================================================================================================================
Net Assets:       Net assets ...............................................................                        $   156,130,717
                                                                                                                    ===============
===================================================================================================================================
Net Assets        Investors' capital .......................................................                        $   123,290,764
Consist of:       Unrealized appreciation-net ..............................................                             32,839,953
                                                                                                                    ---------------
                  Net Assets ...............................................................                        $   156,130,717
                                                                                                                    ===============


      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF OPERATIONS

                  For the Year Ended December 31, 2006
===================================================================================================================================
Investment        Dividends (net of $127,815 foreign withholding tax) ......................                        $     3,112,981
Income:           Interest (including $169,374 from affiliates and net of
                  $91 foreign withholding tax) .............................................                                216,891
                  Securities lending-net ...................................................                                 72,289
                                                                                                                    ---------------
                  Total income .............................................................                              3,402,161
                                                                                                                    ---------------
===================================================================================================================================
Expenses:         Custodian fees ...........................................................    $       178,250
                  Professional fees ........................................................             52,484
                  Pricing fees .............................................................             41,332
                  Accounting services ......................................................             25,405
                  Investment advisory fees .................................................             12,176
                  Printing and shareholder reports .........................................             10,744
                  Trustees' fees and expenses ..............................................              2,226
                  Other ....................................................................              9,033
                                                                                                ---------------
                  Total expenses before reimbursement ......................................            331,650
                  Reimbursement of expenses ................................................           (119,272)
                                                                                                ---------------
                  Total expenses after reimbursement .......................................                                212,378
                                                                                                                    ---------------
                  Investment income-net ....................................................                              3,189,783
                                                                                                                    ---------------
===================================================================================================================================
Realized &        Realized gain on:
Unrealized           Investments-net .......................................................         21,286,434
Gain - Net:          Financial futures contracts-net .......................................            479,500
                     Foreign currency transactions-net .....................................            126,150          21,892,084
                                                                                                ---------------
                  Change in unrealized appreciation/depreciation on:
                     Investments-net .......................................................          4,011,727
                     Financial futures contracts-net .......................................            141,243
                     Foreign currency transactions-net .....................................            318,365           4,471,335
                                                                                                ---------------     ---------------
                  Total realized and unrealized gain-net ...................................                             26,363,419
                                                                                                                    ---------------
                  Net Increase in Net Assets Resulting from Operations .....................                        $    29,553,202
                                                                                                                    ===============

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             For the
                                                                                                            Year Ended
                                                                                                           December 31,
                                                                                                -----------------------------------
                  Increase (Decrease) in Net Assets:                                                 2006                2005
                                                                                                ---------------     ---------------
===================================================================================================================================
Operations:       Investment income-net ....................................................    $     3,189,783     $     5,354,774
                  Realized gain-net ........................................................         21,892,084         264,681,802
                  Change in unrealized appreciation/depreciation-net .......................          4,471,335        (267,520,864)
                                                                                                ---------------     ---------------
                  Net increase in net assets resulting from operations .....................         29,553,202           2,515,712
                                                                                                ---------------     ---------------
===================================================================================================================================
Capital           Proceeds from contributions ..............................................         62,906,833          33,359,434
Transactions:     Fair value of withdrawals ................................................        (34,303,285)     (1,135,589,590)
                                                                                                ---------------     ---------------
                  Net increase (decrease) in net assets derived from capital transactions ..         28,603,548      (1,102,230,156)
                                                                                                ---------------     ---------------
===================================================================================================================================
Net Assets:       Total increase (decrease) in net assets ..................................         58,156,750      (1,099,714,444)
                  Beginning of year ........................................................         97,973,967       1,197,688,411
                                                                                                ---------------     ---------------
                  End of year ..............................................................    $   156,130,717     $    97,973,967
                                                                                                ===============     ===============

      See Notes to Financial Statements.

                                            Master Enhanced International Series

FINANCIAL HIGHLIGHTS

                  The following ratios have
                  been derived from information provided
                  in the financial statements.                                       For the Year Ended December 31,
                                                                    --------------------------------------------------------------
                                                                       2006         2005         2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------------
Total Investment  Total investment return ........................       27.09%       13.38%       20.79%       38.45%      (15.27%)
Return:                                                             ==========   ==========   ==========   ==========   ==========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to         Expenses, net of reimbursement and
Average Net       excluding swap payment .........................         .17%         .19%         .07%         .09%         .06%
Assets:                                                             ==========   ==========   ==========   ==========   ==========
                  Expenses, net of reimbursement .................         .17%         .19%         .07%         .09%         .10%
                                                                    ==========   ==========   ==========   ==========   ==========
                  Expenses .......................................         .27%         .19%         .07%         .09%         .14%
                                                                    ==========   ==========   ==========   ==========   ==========
                  Investment income-net ..........................        2.62%        1.95%        2.38%        2.55%        2.25%
                                                                    ==========   ==========   ==========   ==========   ==========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of year (in thousands) .........  $  156,131   $   97,974   $1,197,688   $1,065,822   $  916,695
Data:                                                               ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover .............................      144.68%       66.65%       91.22%       91.04%      101.13%
                                                                    ==========   ==========   ==========   ==========   ==========

      See Notes to Financial Statements.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations, not present with investments in securities of U.S. corporations.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements - In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109". FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Series' financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 29, 2006, the investors in the Series approved a new Investment Advisory Agreement with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. Effective March 23, 2006, FAM has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed .12%. This waiver is in place until December 31, 2006. For the year ended December 31, 2006, FAM reimbursed the Series in the amount of $119,272. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

For the year ended December 31, 2006, the Fund reimbursed FAM and the Manager $1,655 and $603, respectively, for certain accounting services.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, received $7,362 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2006.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, PSI, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2006 were $198,407,853 and $167,586,993, respectively.

4. Commitments:

At December 31, 2006, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase various foreign currencies with an approximate value of $286,000.

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (including FAM and its affiliates), is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced International Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced International Series of the Quantitative Master Series Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007

                        QUANTITATIVE MASTER SERIES TRUST
                      Master Enhanced International Series

    BlackRock Investment Advisory Agreement - Matters Considered by the Board


The following disclosure appeared in the June 30, 2006 Semi-Annual Report of the Series and is the discussion referred to in "New BlackRock Sub-Advisory Agreement - Matters Considered by the Board" below.

      In connection with the Transaction between Merrill Lynch and BlackRock, the Trust's Board of Trustees considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Trust and BlackRock Advisors, Inc. ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

      The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the New Investment Advisory Agreement on May 8, 2006.

      To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 2006 meeting. In addition, the independent trustees consulted with their counsel and counsel for the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.

      At the Board meetings, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Series and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

      In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

      o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Series and its shareholders by BlackRock Advisors, including compliance services;

      o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

      o that the Series should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

      o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

      o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

      o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Series shareholders.

      The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

      o the potential benefits to Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

      o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

      o     the compliance policies and procedures of BlackRock Advisors;

      o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Series' total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

      o that in May and August 2005, the Board had performed a full annual review of the investment advisory agreement currently in effect for the Series (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"], and such other matters as the trustees have considered relevant in the exercise of their reasonable judgment; and

      o that Merrill Lynch agreed to pay all expenses of the Series in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result the Series would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.

      Certain of these considerations are discussed in more detail below.

      In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to the Series by the personnel of

BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Series; (b) operating expenses of the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions of the Series, and its compliance with the Trust's Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

      In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Series and the Trust; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust.

      In their deliberations, the trustees considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees, including a majority of the independent trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Series, and that the New Investment Advisory Agreement should be approved and recommended to Series shareholders.

      Nature, Quality and Extent of Services Provided. The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Series, but also considered certain areas in which both the Investment Adviser and the Series receive services as part of the Merrill Lynch complex. The Board compared the performance of the Series - both including and excluding the effects of fees and expenses - to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

      In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Series.

      The trustees were given information with respect to the potential benefits to the Series and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

      The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Trust will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

      Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Series under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if current portfolio managers or other personnel cease to be available, the

Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Series under the New Investment Advisory Agreement.

      Costs of Services Provided and Profitability. It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the contractual management fee rate and actual management fee rate of the Series as a percentage of total assets at common asset levels - the actual rate includes advisory fees and the effects of any fee waivers - compared to the other funds in its Lipper category. They also compared the total expenses of the Series to those of other comparable funds. The information showed that the Series had fees and expenses within the range of fees and expenses of comparable funds. The Board concluded that the management fee and fee rate and overall expense ratio of the Series are reasonable compared to those of other comparable funds.

      In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rates of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Series.

      The trustees discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Series and the Trust. The trustees noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Series would be appropriate.

      Fees and Economies of Scale. The Board considered the extent to which economies of scale might be realized as the assets of the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Series to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Series appropriately participated in these economies of scale.

      In reviewing the Transaction, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that as a result of the Transaction, the total advisory fees of the Series would be no higher than the fees under the Current Investment Advisory Agreement. The trustees noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the trustees had determined that the total fees for advisory and administrative services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The trustees concluded that, because the rates for advisory for the Series would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

      Fall-Out Benefits. In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using the Series' portfolio transaction brokerage commissions. The trustees noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

      Investment Performance. The trustees considered investment performance for the Series. The trustees compared the Series' performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The trustees believed the performance of the Series was satisfactory. Also, the trustees took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Series.

      Conclusion. After the independent trustees of the Trust deliberated in executive session, the entire Board, including the independent trustees, approved the New Investment Advisory Agreement on behalf of the Series, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

Contingent BlackRock Sub-Advisory Agreement - Matters Considered by the Board

      At the telephonic and in-person meetings held during April and May 2006 at which the Board discussed and approved the New Investment Advisory Agreement, the Board of Trustees, including the independent trustees, also discussed and approved a contingent Sub-Advisory agreement (the "Contingent Sub-Advisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Subadviser"). The Contingent Sub-Advisory Agreement is intended to ensure that the Series operates with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of a series and its shareholders that the BlackRock Sub-Adviser assist in managing the operations of the series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Sub-Advisory Agreement, the BlackRock Subadviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Subadviser out of its own resources. There would be no increase in Series expenses as a result of the Contingent Sub-Advisory Agreement.

      In making its approval at the May in-person meeting, the Board considered the Contingent Sub-Advisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered in conjunction with the Contingent Sub-Advisory Agreement the necessity of ensuring that the Series operates with effective management services until the closing of the Transaction. In reviewing the Sub-Advisory fee rate provided in the Contingent Sub-Advisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Subadviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Series and the BlackRock Subadviser would provide advisory services to the Series under the Contingent Sub-Advisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Series would not increase as a result of the Contingent Sub-Advisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Subadviser to receive 50% of the advisory fee paid by the Series to the Investment Adviser.

      After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.

     New BlackRock Sub-Advisory Agreement - Matters Considered by the Board

At an in-person meeting held on August 16-17, 2006, the Board of Trustees, including the independent trustees, discussed and approved the sub-advisory agreement with respect to the Series between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and BlackRock Investment Management, LLC (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Series' shareholders) became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors at an annual rate equal to 74% of the advisory fee received by BlackRock Advisors from the Series. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Series expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed its considerations in connection with its approval of the New Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Series and for oversight of the Series' operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Series and is responsible for the day-to-day management of the Series' portfolio. The Board also took into account the fact that there is no increase in total advisory fees paid by the Series as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive a fee at an annual rate equal to 74% of the advisory fee paid by the Series to BlackRock Advisors.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of the Series' shareholders.

Officers and Trustees

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to    Vice Chairman and Director of BlackRock, Inc.,   122 Funds       None
Doll, Jr.*  Princeton, NJ  and          present    Global Chief Investment Officer for Equities,    168 Portfolios
            08543-9011     Trustee                 Chairman of the BlackRock Retail Operating
            Age: 52                                Committee, and member of the BlackRock
                                                   Executive Committee since 2006; President of
                                                   the funds advised by Merrill Lynch Investment
                                                   Managers, L.P. ("MLIM") and its affiliates
                                                   ("MLIM/FAM-advised funds") from 2005 to 2006
                                                   and Chief Investment Officer thereof from 2001
                                                   to 2006; President of MLIM and Fund Asset
                                                   Management, L.P. ("FAM") from 2001 to 2006;
                                                   Co-Head (Americas Region) thereof from 2000 to
                                                   2001 and Senior Vice President from 1999 to
                                                   2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services") and
                                                   President of Princeton Administrators, L.P.
                                                   ("Princeton Administrators") from 2001 to 2006;
                                                   Chief Investment Officer of OppenheimerFunds,
                                                   Inc. in 1999 and Executive Vice President
                                                   thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to    General Partner of The Burton Partnership,       21 Funds        Knology,  Inc.,
Burton      Princeton, NJ               present    Limited partnership (an investment partnership)  38 Portfolios   (telecommuni-
            08543-9095                             since 1979; Managing General Partner of The                      cations);
            Age: 62                                South Atlantic Venture Funds since 1983; Member                  Symbion, Inc.
                                                   of the Investment Advisory Council of the                        (healthcare);
                                                   Florida State Board of Administration since                      Capital
                                                   2001.                                                            Southwest
                                                                                                                    (financial).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to    President and Chief Executive Officer of         21 Funds        Cabot Corpora-
Francis     Princeton, NJ               present    Allmerica Financial Corporation (financial       38 Portfolios   tion
O'Brien     08543-9095                             services holding company) from 1995 to 2002 and                  (chemicals); LKQ
            Age: 63                                Director from 1995 to 2003; President of                         Corporation
                                                   Allmerica Investment Management Co., Inc.                        (auto parts
                                                   (investment adviser) from 1989 to 2002;                          manufacturing);
                                                   Director from 1989 to 2002 and Chairman of the                   TJX Companies,
                                                   Board from 1989 to 1990; President, Chief                        Inc. (retailer)
                                                   Executive Officer and Director of First
                                                   Allmerica Financial Life Insurance Company from
                                                   1989 to 2002 and Director of various other
                                                   Allmerica Financial companies until 2002;
                                                   Director from 1989 to 2006, Member of the
                                                   Governance Nominating Committee from 2004 to
                                                   2006, Member of the Compensation Committee from
                                                   1989 to 2006 and Member of the Audit Committee
                                                   from 1990 to 2004 of ABIOMED; Director, Member
                                                   of the Governance and Nomination Committee and
                                                   Member of the Audit Committee of Cabot
                                                   Corporation since 1990; Director and Member of
                                                   the Audit Committee and Compensation Committee
                                                   of LKQ Corporation since 2003; Lead Director of
                                                   TJX Companies, Inc. since 1996; Trustee of the
                                                   Woods Hole Oceanographic Institute since 2003;
                                                   Director, Ameresco, Inc. since 2006; Director,
                                                   Boston Lyric Opera since 2002.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Independent Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Trustee      2003 to    Director, Ruckleshaus Institute and Haub School  21 Funds        None
Walsh       Princeton, NJ               present    of Natural Resources at the University of        38 Portfolios
            08543-9095                             Wyoming since 2006; Consultant with Putnam
            Age: 65                                Investments from 1993 to 2003 and employed in
                                                   various capacities therewith from 1973 to 1992;
                                                   Director, Massachusetts Audubon Society from
                                                   1990 to 1997; Director, The National Audubon
                                                   Society from 1998 to 2005; Director, The
                                                   American Museum of Fly Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to    Managing Director of FGW Associates since 1997;  21 Funds        Watson
Weiss**     Princeton, NJ               present    Vice President, Planning, Investment and         38 Portfolios   Pharmaceuticals,
            08543-9095                             Development of Warner Lambert Co. from 1979 to                   Inc.
            Age: 65                                1997; Director of the Michael J. Fox Foundation                  (pharmaceutical
                                                   for Parkinson's Research since 2000; Director                    company)
                                                   of BTG International, Plc (a global technology
                                                   commercialization company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72
            **    Chairman of the Board of Trustees and the Audit Committee
====================================================================================================================================
Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to    Managing Director of BlackRock, Inc. since
Burke       Princeton, NJ  President    present    2006; Managing Director of Merrill Lynch
            08543-9011     and          and 1999   Investment Managers, L.P. and Fund Asset
            Age: 46        Treasurer    to         Management, L.P. in 2006; First Vice President
                                        present    of MLIM and FAM from 1997 to 2005 and Treasurer
                                                   thereof from 1999 to 2006; Vice President of
                                                   MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to    Director of BlackRock, Inc. since 2006;
Jelilian    Princeton, NJ  President    present    Director of MLIM from 1999 to 2006.
            08543-9011
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to    Director of BlackRock, Inc. since 2006;
Russo       Princeton, NJ  President    present    Director of MLIM from 2004 to 2006;
            08543-9011                             Vice President of MLIM from 1994 to 2004.
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Fund Chief   2004 to    Managing Director of BlackRock, Inc. and Fund
Hiller      Princeton, NJ  Compliance   present    Chief Compliance Officer since 2006; Chief
            08534          Officer                 Compliance Officer of the MLIM/FAM-advised
            Age: 55                                funds and First Vice President and Chief
                                                   Compliance Officer of MLIM (Americas Region)
                                                   from 2004 to 2006; Chief Compliance Officer of
                                                   the IQ Funds since 2004; Global Director of
                                                   Compliance at Morgan Stanley Investment
                                                   Management from 2002 to 2004; Managing Director
                                                   and Global Director of Compliance at Citigroup
                                                   Asset Management from 2000 to 2002; Chief
                                                   Compliance Officer at Soros Fund Management in
                                                   2000; Chief Compliance Officer at Prudential
                                                   Financial from 1995 to 2000; Senior Counsel in
                                                   the Securities and Exchange Commission's
                                                   Division of Enforcement in Washington, D.C.
                                                   from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                            Position(s)   Length
                             Held with    Of Time
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to    Director of BlackRock, Inc. since 2006;
Pellegrino  Princeton, NJ               present    Director (Legal Advisory) of MLIM from 2002 to
            08543-9011                             2006; Vice President of MLIM from 1999 to 2002;
            Age: 46                                Attorney associated with MLIM from 1997 to
                                                   2006; Secretary of MLIM, FAM, FAM Distributors,
                                                   Inc. and Princeton Services from 2004 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Trust serve at the pleasure of the Board of Trustees.

                  Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
                  Information, which can be obtained without charge by calling 1-800-441-7762.

------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Proxy Results

During the six-month period ended December 31, 2006, Master Enhanced International Series of Quantitative Master Series Trust's interest holders voted on the following proposals, which were approved at a special interest holders' meeting on September 29, 2006. A description of the proposals and number of units of interest voted are as follows:

------------------------------------------------------------------------------------------------------------------------
                                                            Units of Interest     Units of Interest    Units of Interest
                                                               Voted For             Voted Against        Voted Abstain
------------------------------------------------------------------------------------------------------------------------
To approve a new investment advisory agreement with
BlackRock Advisors, Inc.                                       122,866,781                0                    0
------------------------------------------------------------------------------------------------------------------------
To approve a contingent Sub-Advisory agreement with
BlackRock Advisors, Inc.                                       122,866,781                0                    0
------------------------------------------------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick (resigned as of May 1, 2006), (3) John
         F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $45,300
                                  Fiscal Year Ending December 31, 2005 - $45,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $9,100
                                  Fiscal Year Ending December 31, 2005 - $8,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $3,071,450
             Fiscal Year Ending December 31, 2005 - $5,577,711

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: February 20, 2007